Fees Summary	Jul. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,768,000
Previously Paid Amount	0.00
Total Fee Amount	1,589.36
Total Offset Amount	0.00
Net Fee	1,589.36
Narrative - Max Aggregate Offering Price	$ 10,768,000
Final Prospectus	true